AUGUST 2021 PRIVATE PLACEMENT (Details Narrative) - USD ($)			9 Months Ended				12 Months Ended
	Aug. 10, 2021	Jul. 06, 2021	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Aug. 05, 2021
Common stock, shares issued			11,079,678	6,418,061			3,167,489
Issuance of warrant shares				902,113
Proceeds from warrant exercises							$ 168,000
Derivative, Description of Terms		(representing 7% of the gross proceeds raised in the Private Placement excluding proceeds raised from the strategic investor, plus 3.5% of the aggregate gross proceeds raised from the strategic investor),
Aggregate number of shares		5.00%
Share Price		$ 10.50
Equity, Fair Value Disclosure		$ 400,000
Common stock price		$ 9.90
Warrants and Rights Outstanding, Term		2 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		168.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%					0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.65%
Legal fees					$ 215,000
Stock issued for restricted shares, value			$ 774,528
AGP Warrants [Member]
Issuance of warrant shares		44,445
Private Placement [Member]
Issuance of warrant shares									561,111
Exercise price of warrants									$ 10.50
Cash payment for private placement		$ 600,000,000,000				$ 100,000
Legal fees						$ 400,000
Stock issued for restricted shares						1,905
Stock issued for restricted shares, value						$ 200,000
Payment of stock issuance expenses						$ 800,000
Pre Funded Warrants [Member]
Exercise price of warrants									$ 0.01
Class of warrant or right, number of securities called by each warrant or right									561,111
Purchase Agreement [Member]
Common stock, shares issued									550,000
Issuance of warrant shares									550,000
Exercise price of warrants									$ 10.50
Redemption Agreement [Member] | Koncepts and Treasure Green [Member]
Proceeds from warrant exercises	$ 9,800,000
Conversion of stock, amount issued	$ 7,200,000